LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Profit or loss [abstract]
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	Years Ended March 31,
	2025	2024	2023
Numerator
Net loss attributable to owners of the Company	$(6,767)	$(75,339)	$(104,611)
Denominator
Weighted average number of shares – Basic and Diluted	1,183	968	806
Basic and diluted loss per share	$(5.72)	$(77.83)	$(129.79)

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	As of March 31,
	2025	2024	2023
Warrants	481,581	481,581	—
Share options	225,117	90,281	98,171
Restricted stock units	5,410	18,467	18,937